UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS – 14.9% of Net Assets
	Convertible Preferred (Restricted) (e) – 14.8%
	Drug Discovery Technologies – 1.5%
2,380,953	Agilix Corporation Series B (a) (b)	$141,809
375,000	Ceres, Inc. Series C (a)	2,250,000
32,193	Ceres, Inc. Series C-1 (a)	193,158
280,105	Ceres, Inc. Series D (a)	1,680,630
324,717	Cougar Biotechnology Inc. Series A (a)	1,462,493
1,398,732	Galileo Pharmaceuticals, Inc. Series F-1 (a)	140
300,000	Zyomyx, Inc. Series A New (a)	30,000
300	Zyomyx, Inc. Series B New (a)	30
	Emerging Biopharmaceuticals – 3.8%
1,117,381	Agensys, Inc. Series C (a)	3,300,300
1,818,182	Raven biotechnologies, Inc. Series B (a)	1,509,091
2,809,157	Raven biotechnologies, Inc. Series C (a)	2,331,600
4,083,022	Raven biotechnologies, Inc. Series D (a)	1,200,000
2,123,077	TargeGen, Inc. Series C (a)	2,760,000
47,407	Therion Biologics Corporation Series A (a)	474
240,000	Therion Biologics Corporation Series B (a)	2,400
407,712	Therion Biologics Corporation Series C (a)	4,077
33,332	Therion Biologics Corporation Series C-2 (a)	334
24,999	Therion Biologics Corporation warrants (expiration 8/18/08) (a)	0
36,092	Therion Biologics Corporation Sinking Fund. (a)	361
4,001,078	Xanthus Life Sciences, Inc. Series B (a)	4,001,078
	Healthcare Services – 4.3%
1,577,144	CardioNet, Inc. Series C (a) (b)	5,520,004
52,882	CardioNet, Inc. warrants (expiration 05/01/11) (a) (b)	0
2,085	CardioNet, Inc. warrants (expiration 8/29/11) (a) (b)	0
484,829	CytoLogix Corporation Series A (a) (b)	399,984
227,130	CytoLogix Corporation Series B (a) (b)	187,382
160,000	I-trax, Inc. Series A (a)	5,851,617
5,384,615	PHT Corporation Series D (a) (b)	4,200,000
1,204,495	PHT Corporation Series E (a) (b)	939,506
	Medical Devices and Diagnostics – 5.2%
4,852,940	Concentric Medical, Inc. Series B (a) (b) (c)	6,794,116
1,744,186	Concentric Medical, Inc. Series C (a) (b)	2,441,860
683,000	Concentric Medical, Inc. Series D (a) (b)	956,200
222,222	EPR, Inc. Series A (a)	2,222
3,669,024	Labcyte, Inc. Series C (a)	1,920,000
2,950,000	Magellan Biosciences, Inc. Series A (a)	2,950,000
160,000	Masimo Corporation Series D	1,760,000
1,632,653	OmniSonics Medical Technologies, Inc. Series B (a)	1,365,061
1,547,988	OmniSonics Medical Technologies, Inc. Series C (a)	1,294,273

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS – continued
	Convertible Preferred (Restricted) (e) – continued
	Medical Devices and Diagnostics – continued
65,217	TherOx, Inc. Series H (a)	$251,803
149,469	TherOx, Inc. Series I (a)	577,100
4,220	TherOx warrants (expiration 1/26/10) (a)	0
8,141	TherOx warrants (expiration 6/09/09) (a)	0

		$58,279,103

PRINCIPAL
AMOUNT
	Convertible Notes (Restricted) (e) – 0.1%
	Healthcare Services – 0.1%
324,328	CardioNet, Inc. Cvt. Note, 8.00% due 2007 (b)	324,328
168,337	CytoLogix Corporation Cvt. Note, 6.75% (b) (d)	168,337
		$492,665

	TOTAL CONVERTIBLE SECURITIES AND WARRANTS
	(Cost $68,961,579)	$58,771,768

SHARES
	COMMON STOCKS AND WARRANTS – 80.6%
	Biopharmaceuticals – 31.9%
662,198	Akorn, Inc. (a)	4,138,738
202,223	Akorn, Inc. warrants (expiration 3/07/11) (a) (e)	171,890
168,110	Alexza Pharmaceuticals, Inc. (a)	1,914,773
156,070	Amgen Inc. (a)	10,661,142
37,150	Amylin Pharmaceuticals, Inc. (a)	1,340,001
28,500	Biogen Idec Inc. (a)	1,401,915
356,686	Cubist Pharmaceuticals, Inc. (a)	6,459,583
95,080	Genentech, Inc. (a)	7,713,840
192,968	Genzyme Corporation (a)	11,882,969
248,025	Gilead Sciences, Inc. (a)	16,104,263
583,975	Idenix Pharmaceuticals Inc. (a)	5,074,743
702,979	Inspire Pharmaceuticals, Inc. (a)	4,463,917
35,500	Invitrogen Corporation (a)	2,008,945
180,400	MannKind Corporation (a)	2,974,796
251,200	Medarex, Inc. (a)	3,715,248
339,240	MedImmune, Inc. (a)	10,981,199
308,000	MGI Pharma, Inc. (a)	5,670,280
61,860	Myriad Genetics Inc. (a)	1,936,218
376,150	Nektar Therapeutics (a)	5,721,241
349,180	PDL BioPharma Inc. (a)	7,032,485
205,000	Pfizer, Inc.	5,309,500
109,800	Schering-Plough Corporation	2,595,672
386,400	Solexa, Inc. warrants (expiration 4/29/07) (a) (e)	0
526,529	Tercica, Inc. (a)	2,632,645
97,350	Vertex Pharmaceuticals, Inc. (a)	3,642,837
		125,548,840

SHARES		VALUE
	COMMON STOCKS AND WARRANTS – continued
	Drug Delivery – 2.4%
273,700	Alkermes, Inc. (a)	$3,659,369
389,613	DepoMed, Inc. (a)	1,344,165
257,580	Penwest Pharmaceuticals Co. (a)	4,280,979
		9,284,513

	Drug Discovery Technologies – 7.7%
264,733	Aspreva Pharmaceuticals Corporation (a)	5,432,321
243,433	Avalon Pharmaceuticals, Inc. (a)	949,389
209,670	Celgene Corporation (a)	12,062,315
46,913	Cougar Biotechnology Inc. (Restricted) (a) (e)	211,263
79,650	Shire PLC (f)	4,919,184
66,750	United Therapeutics Corporation (a)	3,629,198
193,200	ZymoGenetics, Inc. (a)	3,008,124
300,000	Zyomyx, Inc. (Restricted) (a) (e)	3,000
		30,214,794

	Emerging Biopharmaceuticals – 6.9%
492,748	ACADIA Pharmaceuticals Inc. (a)	4,331,255
649,741	Ariad Pharmaceuticals, Inc. (a)	3,339,669
427,875	Barrier Therapeutics, Inc. (a)	3,226,177
155,180	DOV Pharmaceutical, Inc. (a)	41,899
500,450	Exelixis, Inc. (a)	4,504,050
170,678	Momenta Pharmaceuticals, Inc. (a)	2,684,765
288,520	Neurogen Corporation (a)	1,716,694
454,078	Nitromed, Inc. (a)	1,112,491
45,170	Progenics Pharmaceuticals, Inc. (a)	1,162,676
459,180	Seattle Genetics, Inc. (a)	2,447,429
89,498	Theravance, Inc. (a)	2,764,593
226,760	Therion Biologics Corporation (Restricted) (a) (e)	2,268
		27,333,966

	Generic Pharmaceuticals – 8.7%
152,700	Barr Pharmaceuticals, Inc. (a)	7,653,324
571,394	Impax Laboratories, Inc. (a) (e)	4,479,729
54,700	K-V Pharmaceutical Co. (a)	1,300,766
108,000	Laboratory Corporation of America Holdings (a)	7,934,760
79,500	Medicis Pharmaceutical Corporation	2,792,835
331,269	Teva Pharmaceutical Industries, Ltd. (f)	10,295,840
		34,457,254

	Healthcare Services – 6.9%
39,100	Allergan, Inc.	4,681,834
75,000	Allscripts Healthcare Solutions, Inc. (a)	2,024,250
222,222	Aveta, Inc. (Restricted) (a) (e)	3,555,552
26,125	Dako A/S (Restricted) (e) (g)	271,961
147,000	Eclipsys Corporation (a)	3,022,320
338,684	Emageon, Inc. (a)	5,202,186
141,000	Medco Health Solutions, Inc. (a)	7,535,040
62,545	National Medical Health Card Systems, Inc. (a)	738,657

SHARES		VALUE
	COMMON STOCKS AND WARRANTS – continued
	Healthcare Services – continued
306,208	Syntiro Healthcare Services (Restricted) (a) (e)	$306
		27,032,106
	Medical Devices and Diagnostics – 16.1%
142,530	Adeza Biomedical Corporation (a)	2,125,122
611,850	Align Technology, Inc. (a)	8,547,545
347,000	American Medical Systems Holdings Inc. (a)	6,426,440
402,122	Conor Medsystems, Inc. (a)	12,598,482
123,590	Cytyc Corporation (a)	3,497,597
170,300	DJO Incorporated (a)	7,292,246
81,495	IDEXX Laboratories, Inc. (a)	6,462,554
35,390	Inverness Medical Innovations, Inc. (a)	1,369,593
160,000	Masimo Corporation (Restricted) (e)	1,600
830,292	Medwave Inc. (a) (b) (e)	409,334
207,573	Medwave Inc. warrants (expiration 8/21/11) (a) (b) (e)	0
743,875	Orthovita, Inc. (a)	2,700,266
140,000	Quest Diagnostics, Inc.	7,420,000
208,529	Songbird Hearing, Inc. (Restricted) (a) (e)	2,085
533,987	VNUS Medical Technologies, Inc. (a)	4,741,805
		63,594,669
	TOTAL COMMON STOCKS AND WARRANTS
	(Cost $285,597,344)	$317,466,142

PRINCIPAL
AMOUNT
	SHORT-TERM INVESTMENTS – 5.4%
$19,300,000	American Express Corporation;
	5.00% due 01/02/07	19,297,319
2,000,000	United Parcel Service America Inc.;
	5.15% due 01/05/07	1,998,856

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,296,175)	$21,296,175

	TOTAL INVESTMENTS - 101%
	(Cost $375,855,098)	$397,534,085
	OTHER LIABILITIES IN EXCESS OF ASSETS - (1)%	(3,876,291)
	NET ASSETS – 100%	$393,657,794

(a)	Non-income producing security.
(b)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $22,482,860).
(c)	Includes 321,000 non-voting shares.
(d)	Variable maturity.
(e)	Security fair valued by the Valuation Committee of the Board of Trustees.
(f)	American Depository Receipt.
(g)	Foreign Security.

Investment Securities Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Exchange-traded investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Fund. The fair value of venture capital and other restricted securities is determined in good faith by the Trustees. However, because of the uncertainty of fair valuations these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Trustees consider may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing. Short-term investments with maturity of 60 days or less are valued at amortized cost.

Venture Capital and Other Restricted Securities - The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at December 31, 2006, as determined by the Trustees of the Fund. The Fund may invest up to 40% of its net assets in venture capital and other restricted securities. The values of these securities represent 16% of the Fund’s net assets at December 31, 2006. The Fund on its own does not have the right to demand that such securities be registered.

Security (h)	Acquisition Date	Cost	Carrying Value per Unit	Value
Agensys, Inc.
Series C Cvt. Pfd.	2/14/02, 9/27/05	$3,307,024	$2.95	$3,300,300
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	2,495,500	0.06	141,809
Aveta, Inc.
Restricted Common	12/21/05	2,999,997	16.00	3,555,552
CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01 - 3/25/03	5,552,574	3.50	5,520,004
Warrants (expiration 5/01/11)	5/1/06	0	0.00	0
Warrants (expiration 8/29/11)	8/29/06	0	0.00	0
Convertible Note	8/15/05, 8/29/06	317,562	1.00	324,328
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,620	6.00	2,250,000
Series C-1 Cvt. Pfd.	3/31/01	111,508	6.00	193,158
Series D Cvt. Pfd.	3/14/01	1,668,294	6.00	1,680,630
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	3,329,210	1.40	6,794,116
Series C Cvt. Pfd.	12/19/03	1,500,000	1.40	2,441,860
Series D Cvt. Pfd.	9/30/05	957,768	1.40	956,200
Cougar Biotechnology Inc.
Series A Cvt. Pfd.	3/30/06	1,463,482	4.50	1,462,493
Restricted Common	3/30/06-12/31/06	211,358	4.50	211,263
CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,622,895	0.83	399,984
Series B Cvt. Pfd.	1/11/01	760,284	0.83	187,382
Convertible Note	5/29/02	168,337	1.00	168,337
Dako A/S
Restricted Common	6/14/04	1,102,920	10.41	271,961
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	1,000,409	0.01	2,222
Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	3,003,840	0.00	140
I-trax, Inc.
Series A Cvt. Pfd.	3/18/04	4,003,650	36.57	5,851,617
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,923,506	0.52	1,920,000
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06	2,950,000	1.00	2,950,000
Masimo Corporation
Series D Cvt. Pfd.	8/14/96	1,120,657	11.00	1,760,000
Restricted Common	3/31/98	0	0.01	1,600
OmniSonics Medical Technologies, Inc.
Series B Cvt. Pfd.	5/24/01	2,409,023	0.84	1,365,061
Series C Cvt. Pfd.	10/1/03	1,800,336	0.84	1,294,273

Security (h)	Acquisition Date	Cost	Carrying Value per Unit	Value
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	3,001,725	0.83	1,509,091
Series C Cvt. Pfd.	11/26/02	2,331,600	0.83	2,331,600
Series D Cvt. Pfd.	6/23/05	1,205,415	0.29	1,200,000
Songbird Hearing, Inc.
Restricted Common	12/14/00	3,004,861	0.01	2,085
Syntiro Healthcare Services
Restricted Common	2/5/97	1,200,325	0.001	306
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,495	1.30	2,760,000
Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	444,850	0.10	474
Series B Cvt. Pfd.	6/22/99	901,393	0.01	2,400
Series C Cvt. Pfd.	9/26/01-10/15/01	1,529,348	0.10	4,077
Series C-2 Units	8/13/03	59,998	0.01	334
Warrants (expiration 8/18/08)	8/18/03	0	0.00	0
Sinking Fund Cvt. Pfd.	10/18/94-8/20/96	721,291	0.01	361
Restricted Common	7/12/90-1/25/96	511,365	0.01	2,268
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,506	3.86	251,803
Series I Cvt. Pfd.	7/8/05	579,407	3.86	577,100
Warrants (expiration 1/26/10)	1/26/05	0	0.00	0
Warrants (expiration 6/09/09)	6/9/04	0	0.00	0
Xanthus Life Sciences, Inc.
Series B Cvt. Pfd.	12/5/03,11/15/06	4,004,480	1.00	4,001,078
Zyomyx, Inc.
Series A New Cvt. Pfd.	1/12/04	299,700	0.10	30,000
Series B New Cvt. Pfd.	2/19/99, 1/12/04	468	0.10	30
New Restricted Common	2/19/99 - 7/22/04	3,602,065	0.01	3,000
		$81,594,469		$62,819,803

(h)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost - At December 31, 2006, the total cost of securities for Federal income tax purposes was $375,855,098. The net unrealized gain on securities held by the Fund was $21,678,988, including gross unrealized gain of $67,691,011 and gross unrealized loss of $46,012,023.

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the three months ended December 31, 2006 were as follows:

Issuer	Value on October 1, 2006	Purchases	Sales	Income	Value on December 31, 2006
Agilix Corporation	$141,809	$—	$—	$—	$141,809
CardioNet, Inc.	5,844,332	—	—	6,539	5,844,332
Concentric Medical, Inc.	10,192,176	—	—	—	10,192,176
CytoLogix Corporation	755,703	—	—	2,841	755,703
Medwave, Inc.	1,136,255	—	—	—	409,334
PHT Corporation	5,139,506	—	—	—	5,139,506
	$23,209,781	$—	$—	$9,380	$22,482,860

Item 2. Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	3/1/07

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kathleen Eckert
Kathleen Eckert, Treasurer

Date	3/1/07